Equity - Issued Capital (Details)						12 Months Ended
	Aug. 31, 2022 AUD ($) shares	Aug. 31, 2022 USD ($) shares	Aug. 24, 2022 AUD ($) $ / shares $ / shares shares	Jul. 15, 2021 $ / shares shares	Jul. 15, 2021 $ / shares shares	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2023 USD ($)	May 31, 2023 shares	Aug. 24, 2022 $ / shares	Apr. 13, 2022 shares
Equity - Issued Capital [Line Items]
Shares amount (in Shares)				64,000,000	64,000,000					210,000,000		7,503,678
Exercise price | (per share)			$ 5	$ 0.09	$ 0.07
Options Exercise price | (per share)			$ 7.36								$ 5
Derivative financial liability						$ 1,486,424		$ 1,044,955	$ (1,016,714)
Pre funded warrants (in Shares)	450,000	450,000
Exercised amount	$ 3,259,925	$ 2,250,000
Fair value of warrants	$ 825,609	$ 569,832
Company issued (in Shares)			161,017
Underwriter exercise price (in Dollars per share) | $ / shares											$ 5.16
Financial liability | $			$ 281,436
Low Valuation Inputs						86,394	$ (59,093)	52,565
Fair value losses						$ 476,745	$ (326,094)
Fair value gain | $								$ 3,768,466
Nasdaq listing & IPO [Member]
Equity - Issued Capital [Line Items]
Shares amount (in Shares)			3,220,338
Nasdaq dual listing & IPO [Member]
Equity - Issued Capital [Line Items]
Shares amount (in Shares)			3,220,338